Homebuilding debt and other affiliate debt (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Homebuilding debt and other affiliate debt
Debt on contracts		$ 120,797,006	$ 102,502,287
Homebuilding Debt - Wells Fargo Syndication
Homebuilding debt and other affiliate debt
Debt on contracts	$ 109,172,986	109,752,200	99,372,638
Homebuilding Debt - Other
Homebuilding debt and other affiliate debt
Debt on contracts			581,736
Other Affiliates
Homebuilding debt and other affiliate debt
Debt on contracts		$ 11,044,806	$ 2,547,913
Wells Fargo Bank
Homebuilding debt and other affiliate debt
Weighted average interest rate	7.63%	4.98%	3.63%
Debt on contracts		$ 43,198,852	$ 36,453,801
Wells Fargo Bank | Homebuilding Debt - Wells Fargo Syndication
Homebuilding debt and other affiliate debt
Debt on contracts	$ 39,982,270	34,995,080	36,453,801
Wells Fargo Bank | Other Affiliates
Homebuilding debt and other affiliate debt
Debt on contracts		$ 8,203,772
Regions Bank
Homebuilding debt and other affiliate debt
Weighted average interest rate	7.63%	4.98%
Debt on contracts		$ 27,550,618	24,107,998
Regions Bank | Homebuilding Debt - Wells Fargo Syndication
Homebuilding debt and other affiliate debt
Debt on contracts	$ 25,499,203	$ 27,550,618	23,189,545
Regions Bank | Other Affiliates
Homebuilding debt and other affiliate debt
Debt on contracts			$ 918,453
Texas Capital Bank
Homebuilding debt and other affiliate debt
Weighted average interest rate	7.63%	4.98%	3.63%
Debt on contracts		$ 19,676,552	$ 16,561,385
Texas Capital Bank | Homebuilding Debt - Wells Fargo Syndication
Homebuilding debt and other affiliate debt
Debt on contracts	$ 18,211,439	$ 19,676,552	$ 16,561,385
Truist Bank
Homebuilding debt and other affiliate debt
Weighted average interest rate	7.63%	4.98%	3.63%
Debt on contracts		$ 19,659,329	$ 16,543,353
Truist Bank | Homebuilding Debt - Wells Fargo Syndication
Homebuilding debt and other affiliate debt
Debt on contracts	$ 18,195,498	$ 19,659,329	16,543,353
First National Bank
Homebuilding debt and other affiliate debt
Weighted average interest rate	7.63%	4.98%
Debt on contracts		$ 7,870,621	6,645,714
First National Bank | Homebuilding Debt - Wells Fargo Syndication
Homebuilding debt and other affiliate debt
Debt on contracts	$ 7,284,576	$ 7,870,621	6,624,554
First National Bank | Other Affiliates
Homebuilding debt and other affiliate debt
Debt on contracts			$ 21,160
Anderson Brothers
Homebuilding debt and other affiliate debt
Weighted average interest rate		4.74%	4.25%
Debt on contracts		$ 2,841,034	$ 2,047,500
Anderson Brothers | Homebuilding Debt - Other
Homebuilding debt and other affiliate debt
Debt on contracts			439,200
Anderson Brothers | Other Affiliates
Homebuilding debt and other affiliate debt
Debt on contracts		$ 2,841,034	1,608,300
Other Debt
Homebuilding debt and other affiliate debt
Debt on contracts			142,536
Other Debt | Homebuilding Debt - Other
Homebuilding debt and other affiliate debt
Debt on contracts			$ 142,536